Note 26 -Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2025
Statement Line Items [Line Items]
Disclosure of transactions between related parties [text block]
	For the years ended December 31,
	2025	2024	2023
Management	$4,130	$2,067	$2,194
Directors’ fees	230	175	158
	$4,360	$2,242	$2,352